CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Formation and operational costs	$ 151,432		$ 1,686
Loss from operations	(151,432)
Other income:
Interest earned on marketable securities held in Trust Account	252
Unrealized gain on marketable securities held in Trust Account	3,545
Other income, net	3,797
Net loss	$ (147,635)	$ (1,686)	$ (1,686)
Basic and diluted weighted average shares outstanding	2,310,301
Basic and diluted net income per share	$ (0.06)
Class A Common Stock Subject to Redemption
Other income:
Basic and diluted weighted average shares outstanding	5,090,614		1,250,000
Basic and diluted net income per share	$ 0.00
Class A Common Stock Not Subject to Redemption
Other income:
Basic and diluted weighted average shares outstanding	2,310,301
Basic and diluted net income per share	$ (0.06)		$ 0.00